Leases (Details) - Schedule of supplemental balance sheet information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
Operating lease right-of-use assets	$ 1,157	$ 1,725
Current maturities of operating leases	740	881
Non-current operating leases	398	950
Total operating lease liabilities	$ 1,138	$ 1,831
Weighted average remaining lease term
Operating leases	1 year 6 months 7 days	2 years 1 month 20 days
Weighted average discount rate
Operating leases	5.84%	5.70%